Shareholder Report, Line Graph (Details) - USD ($)								12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	Jan. 06, 2022	May 31, 2021	May 31, 2020	Jul. 15, 2019	May 31, 2025
Wahed Dow Jones Islamic World ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Wahed Dow Jones Islamic World ETF NAV
Accumulated Value	$ 10,021	$ 8,590	$ 8,324	$ 10,000				$ 10,637
Wahed FTSE USA Shariah ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Wahed FTSE USA Shariah ETF NAV
Accumulated Value	20,391	16,786	15,881		$ 14,922	$ 10,530	$ 10,000	$ 21,596
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value	10,357	8,871	8,998	10,000				$ 11,781
Dow Jones Islamic Market International Titans 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones Islamic Market International Titans 100 Total Return Index
Accumulated Value	10,171	8,729	8,543	10,000				$ 10,745
Bloomberg World ex US Large & Mid Cap Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg World ex US Large & Mid Cap Total Return Index
Accumulated Value	10,347	8,875	8,989	$ 10,000				$ 11,799
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	18,972	14,800	14,380		14,423	10,279	10,000	$ 21,537
FTSE Shariah USA Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE Shariah USA Index TR
Accumulated Value	$ 20,953	$ 17,167	$ 16,159		$ 15,099	$ 10,573	$ 10,000	$ 22,291